Pension Plan (Annual and Quarter) (Detail) - Funded status of the plan (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Change in benefit obligation: Projected benefit obligation at beginning of year	$ 11,276	$ 9,912	$ 9,912	$ 9,252
Interest cost	130	137	548	539
Actuarial loss			1,193	662
Benefits paid			(377)	(541)
Projected benefit obligation at end of year			11,276	9,912
Change in plan assets: Fair value of plan assets at beginning of year	5,361	5,287	5,287	5,441
Actual return on plan assets			(153)	340
Company contributions			604	47
Benefits paid			(377)	(541)
Fair value of plan assets at end of year			5,361	5,287
Funded status (underfunded)			(5,915)	(4,625)
Net actuarial loss			$ 5,852	$ 4,456
Discount rate:
Components of cost			4.80%	5.75%
Benefit obligations			5.75%	6.00%
Expected return on plan assets			8.00%	8.00%